Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our Principal Executive Officer (“PEO”) and our Non-PEO NEOs for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return($)(2)	Net Income ($)	Adjusted FFO per Diluted Share ($) (3)
2025	11,581,750	9,726,025	3,059,387	1,384,886	167	176	554,400,000	1.76
2024	10,929,025	18,436,421	3,919,879	6,537,627	184	184	375,700,000	1.69
2023	13,951,194	14,553,428	5,382,158	5,948,179	160	158	629,300,000	1.57
2022	11,630,048	11,071,076	4,781,665	4,643,754	151	142	100,800,000	1.59
2021	10,488,138	22,641,017	3,950,332	8,927,274	169	164	818,600,000	1.48

Company Selected Measure Name	Adjusted FFO per Diluted Share
Named Executive Officers, Footnote

(1) Compensation Actually Paid (“CAP”) is a required SEC disclosure metric and does not represent the actual cash or total compensation our executives received for the year.

Year	PEO	Non-PEO NEOs
2025	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson
2024	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson
2023	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson
2022	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson
2021	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson

Peer Group Issuers, Footnote [Text Block]	This column represents the cumulative TSR of (i) for 2021 through 2024, the Bloomberg REIT Shopping Center Index (the “Bloomberg Index”) and (ii) for 2025, Bloomberg US 3000 Shopping Center REIT Price Return Index (the “Successor Bloomberg Index”), which was the successor to the Bloomberg Index. As noted above, we used the Bloomberg Index as the peer group for purposes of our 2025 performance-based awards. The Bloomberg Index ceased being reported in mid-2025, and the Successor Bloomberg Index consisted of the same constituent companies as the Bloomberg Index, other than the addition of Curbline (which became an independent company during 2024 upon its spin-off from SITE Centers Corp.)
PEO Total Compensation Amount	$ 11,581,750	$ 10,929,025	$ 13,951,194	$ 11,630,048	$ 10,488,138
PEO Actually Paid Compensation Amount	$ 9,726,025	18,436,421	14,553,428	11,071,076	22,641,017
Adjustment To PEO Compensation, Footnote

CAP starts with the Summary Compensation Table (“SCT”) total and is then adjusted to reflect, among other things, changes in the fair value of unvested equity awards during the year, as required by Item 402(v) of Regulation S-K. These adjustments (described below) include deducting the grant date values shown in the SCT and replacing them with updated fair value measurements for awards that vested or remained outstanding during the year. The fair value of performance-based awards reflects the market value as reported in the Outstanding Equity Awards table. As a result, CAP may be higher or lower than the compensation actually realized by our executives.

Adjustments for the applicable fiscal year, as adjusted are as follows:
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(7,080,401)	$(1,468,720)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$15,762,560	$2,928,255
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,612,299)	$(1,058,488)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$601,665	$203,220
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$(8,799,839)	$(2,530,089)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$272,589	$251,321
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	-
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	-	-
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	-
TOTAL ADJUSTMENTS	$(1,855,725)	$(1,674,501)

Non-PEO NEO Average Total Compensation Amount	$ 3,059,387	3,919,879	5,382,158	4,781,665	3,950,332
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,384,886	6,537,627	5,948,179	4,643,754	8,927,274
Adjustment to Non-PEO NEO Compensation Footnote

CAP starts with the Summary Compensation Table (“SCT”) total and is then adjusted to reflect, among other things, changes in the fair value of unvested equity awards during the year, as required by Item 402(v) of Regulation S-K. These adjustments (described below) include deducting the grant date values shown in the SCT and replacing them with updated fair value measurements for awards that vested or remained outstanding during the year. The fair value of performance-based awards reflects the market value as reported in the Outstanding Equity Awards table. As a result, CAP may be higher or lower than the compensation actually realized by our executives.

Adjustments for the applicable fiscal year, as adjusted are as follows:
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(7,080,401)	$(1,468,720)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$15,762,560	$2,928,255
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,612,299)	$(1,058,488)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$601,665	$203,220
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$(8,799,839)	$(2,530,089)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$272,589	$251,321
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	-
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	-	-
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	-
TOTAL ADJUSTMENTS	$(1,855,725)	$(1,674,501)

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. Kimco TSR ($) and Peer Group TSR ($)
Compensation Actually Paid vs. Net Income	Net Income ($)
Compensation Actually Paid vs. Company Selected Measure	Adjusted FFO per Diluted Share
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

•	Peer Group TSR over a three-year performance period;
•	Adjusted FFO per diluted share;
•	EBITDA; and
•	Leverage

For additional details regarding our most important financial performance measures, please see the sections titled “Annual Incentive Plan” and “Long-Term Incentives — Performance Shares” in our CD&A elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 167	184	160	151	169
Peer Group Total Shareholder Return Amount	176	184	158	142	164
Net Income (Loss) Attributable to Parent	$ 554,400,000	$ 375,700,000	$ 629,300,000	$ 100,800,000	$ 818,600,000
Company Selected Measure Amount	1.76	1.69	1.57	1.59	1.48
PEO Name	Conor Flynn	Conor Flynn	Conor Flynn	Conor Flynn	Conor Flynn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Adjusted FFO per diluted share is a non-GAAP measure. We calculate Adjusted FFO per diluted share starting with FFO in Annex A on page 50 and excluding the effects of certain transactional income and expenses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Peer Group TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FFO per diluted share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Leverage
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,855,725)
PEO [Member] | Deduction Amounts for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,080,401)
PEO [Member] | Increase on Fair Value of Awards Granted Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,762,560
PEO [Member] | Increase on Fair Value of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Increase or Deduction for Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,612,299)
PEO [Member] | Increase or Deduction for Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	601,665
PEO [Member] | Deduction of Fair Value of Awards Granted Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,799,839)
PEO [Member] | Increase Based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	272,589
PEO [Member] | Increase Based on Incremental Fair Value of Options or SARs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,674,501)
Non-PEO NEO [Member] | Deduction Amounts for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,468,720)
Non-PEO NEO [Member] | Increase on Fair Value of Awards Granted Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,928,255
Non-PEO NEO [Member] | Increase on Fair Value of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Increase or Deduction for Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,058,488)
Non-PEO NEO [Member] | Increase or Deduction for Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203,220
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Granted Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,530,089)
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	251,321
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options or SARs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount